                       SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 32  (File No. 2-72584)                X
                             ---                                ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 34  (File No. 811-3190)                               X
              ---                                              ----------

IDS LIFE MONEYSHARE FUND, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
     X   on October 30, 1998 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1)
         on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2)
         on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

     The combined Prospectus containing information for IDS Life Investment Series Fund, Inc., IDS Life Managed Fund, Inc., IDS Life Moneyshare Fund, Inc. and IDS Life Special Income Fund, Inc. filed in Post-Effective Amendment No. 36 to Registration Statement No. 2-73115 is incorporated herein by reference.

PART B

     The combined Statement of Additional Information and the financial statements containing information for IDS Life Investment Series Fund, Inc., IDS Life Managed Fund, Inc., IDS Life Moneyshare Fund, Inc., and IDS Life Special Income Fund, Inc. filed in Post-Effective Amendment No. 36 to Registration Statement No. 2-73115 is incorporated herein by reference.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements incorporated by reference in Part B:

                  Independent Auditor's Report dated Oct. 2, 1998.
                  Statements:
                  Statements of Assets and Liabilities, Aug. 31, 1998. Statements of Operations for the year ended Aug. 31, 1998. Statements of Changes in Net Assets for the year ended
                     Aug. 31, 1998 and the year ended Aug. 31, 1997.
                  Notes to financial Statements.
                  Investments in Securities, as of Aug. 31, 1998.
                  Notes to Investments in Securities.

(b)      Exhibits:

(1)  Articles of Incorporation as amended Oct. 13, 1989, filed electronically as
     Exhibit  No.  1  to  Registrant's   Post-Effective   Amendment  No.  21  to
     Registration Statement No. 2-72584, is incorporated herein by reference.

(2) By-Laws as amended Jan. 12, 1989, filed electronically as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(3)  Not Applicable.

(4) Form of stock certificate for common shares, is on file at the Registrant's headquarters.

(5)(a) Investment Management Services Agreement between Registrant and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-72584, is incorporated herein by reference.

(5)(b) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, is filed electronically herewith.

(5)(c) Administrative Services Agreement between Registrant and American Express Financial Corporation dated Oct. 8, 1998, is filed electronically herewith.

(6)      Not Applicable.

(7) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(8) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit No. 8 to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-72584, is incorporated herein by reference.

(9)(a) Plan and Agreement of Merger between IDS Life Moneyshare Minnesota,  Inc.
       and  IDS  Life  Moneyshare   Fund,   Inc.  dated  April  10,  1986,
       filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(9)(b) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(10) Opinion and consent of counsel as the legality of the securities being registered is filed electronically herewith.

(11) Independent Auditors' Consent filed as Exhibit No. 11 in Post-Effective Amendment No. 36 to Registration Statement No. 2-73115, is incorporated herein by reference.

(12)     None.

(13) Investment Letter of IDS Life Insurance Company, dated Oct. 13, 1981, filed electronically as Exhibit No. 13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-72584, is incorporated herein by reference.

(14)     Not Applicable.

(15)     Not Applicable.

(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 filed as Exhibit 16 to Post-Effective Amendment No. 17 to Registration Statement No. 2-72584 is incorporated herein by reference. Addendum to the schedule for computation of each performance quotation filed as Exhibit 16 to Post-Effective Amendment No. 20 to Registration Statement No. 2-72584 is incorporated herein by reference.

(17)     Financial Data Schedule is filed electronically herewith.

(18)(a) Directors' Power of Attorney, dated Jan. 7, 1998, to sign Amendments to this Registration Statement is filed electronically herewith.

(18)(b) Officers' Power of Attorney, dated Nov. 1, 1995, to sign Amendments to this Registration Statement, filed electronically as Exhibit No. 18(b) to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 2-72584, is incorporated herein by reference.

Item 25.      Persons Controlled by or under Common Control with Registrant

IDS Life and its subsidiaries are the record holders of all outstanding shares of IDS Life Investment Series, Inc., IDS Life Special Income Fund, Inc., IDS Life Moneyshare Fund, Inc. and IDS Life Managed Fund, Inc. All of such shares were purchased and are held by

IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 26.      Number of Holders of Securities

                        (1)                          (2)

                                              Number of Record
                                                Holders as of
                   Title of Class              October 1, 1998

                   Capital Stock                    Eight
                     ($.01 par)

Item 27.      Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 28. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Express Financial   IDS Tower 10                 Vice President
Executive Vice President        Advisors Inc.                Minneapolis, MN  55440

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

David J. Berry,                                              IDS Tower 10
Vice President                                               Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Executive Vice President        Advisors Inc.                Minneapolis, MN  55440       Chief Marketing Officer

                                American Express Financial                                Senior Vice President and
                                Corporation                                               Chief Marketing Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Investment Officer
                                of New York                  Albany, NY 12205


Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance
                  Company) (Continued)


                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115

------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President                                               Minneapolis, MN 55440        and Assistant Secretary

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.


Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance
                  Company) (Continued)


                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Partners                                 Vice President and
                                Life Insurance Company                                    Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer


Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance
                  Company) (Continued)


                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                IDS Securities Corporation                                Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                North Dakota Public                                       Vice President and
                                Employee Payment Company                                  Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director                                                     Minneapolis, MN 55440

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Financial                                Director, President and
                                Corporation                                               Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and President                                       Minneapolis, MN 55440

                                American Centurion Life                                   Director
                                Assurance Company

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board


Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance
                  Company) (Continued)


                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.


Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance
                  Company) (Continued)


                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director, Chairman of the
                                of New York                  Albany, NY 12205             Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Financial                                Vice President
                                Corporation

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Director and Executive Vice     Insurance Company            Minneapolis, MN 55440
President

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director, Chairman of the                                    Minneapolis, MN 55440
Board and Chief Executive
Officer

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.


Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance
                  Company) (Continued)


                                American Express Financial                                Director and Executive
                                Corporation                                               Vice President

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Executive Vice President        Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY  12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Executive Vice     Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             American Centurion Life      IDS Tower 10                 Director, Chairman and
Director and Executive Vice     Assurance Company            Minneapolis, MN 55440        President
President

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer


Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance
                  Company) (Continued)


                                American Express Financial                                Senior Vice President and
                                Corporation                                               Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Director and Vice President
                                Inc.

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President, General         Insurance Company            Minneapolis, MN 55440        General Counsel and
Counsel and Secretary                                                                     Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Express Financial                                Vice President and
                                Corporation                                               Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary


Item 28.          Business and Other Connections of Investment Advisor (IDS Life Insurance
                  Company) (Continued)


                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Philip C. Wentzel,              American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Controller   Insurance Company            Minneapolis, MN 55440        Controller

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller, Risk Management

Item 29.        The Fund has no principal underwriter.

Item 30.        American Express Financial Corporation
                IDS Tower 10
                Minneapolis, MN  55440-0010

Item 31.        Not Applicable.

Item 32.        (a)        Not Applicable.

                (b) The Registrant undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

                (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Moneyshare Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of Oct., 1998.


IDS LIFE MONEYSHARE FUND, INC.


By /s/   William R. Pearce
         William R. Pearce, Chief Executive Officer


By /s/   John R. Thomas
         John R. Thomas, Chief Financial Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of Oct., 1998.

Signature                                            Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  James A. Mitchell*                              Director
     James A. Mitchell

Signature                                            Capacity

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  Edson W. Spencer*                               Director
     Edson W. Spencer

/s/  Wheelock Whitney*                               Director
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated Jan. 7, 1998, and filed electronically herewith.



/s/ William R. Pearce
    William R. Pearce

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 32
TO REGISTRATION STATEMENT NO. 2-72584

This post-effective amendment contains the following papers and documents:

The facing sheet.

Part A (incorporated by reference).

     The prospectus.

Part B (incorporated by reference).

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other information.

The signatures.